Finance income and costs	12 Months Ended
Dec. 31, 2019
Finance Income [Abstract]
Finance income and costs
11.	Finance income and costs

(a)	Finance income
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018	2017
Interest on term deposits	76,202	90,270	60,012
Interest on loans to related parties	—	—	10,912
Other finance income	562	332	—

Total finance income	76,764	90,602	70,924

(b)	Finance costs
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018*	2017*
Interest accrued on bank loan (note 21(a))	(559,527)	(642,764)	(706,036)
Interest accrued on other loan (note 21(b))	(6,391)	(1,562)	—
Interest accrued on lease liabilities (note 23)	(32,941)	—	—
Other finance costs	(4,421)	—	—

Total finance costs	(603,280)	(644,326)	(706,036)

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.